Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at the beginning at Oct. 24, 2013	$ 102,100	$ (102,100)
Balance at the beginning, shares at Oct. 24, 2013	102,100,000
Capital injection		703			$ 703
Net loss for the period			$ (444)		(444)
Forign currency translation adjustment				$ (1)	(1)
Balance at the end at Dec. 31, 2013	$ 102,100	(101,397)	$ (444)	$ (1)	$ 258
Balance at the end, shares at Dec. 31, 2013	102,100,000
Shares issued in reverse acquisition	$ 280	(280)
Shares issued in reverse acquisition, shares	279,935
Capital injection		382,145			$ 382,145
Net loss for the period			$ (328,933)		(328,933)
Forign currency translation adjustment				$ 42	41
Balance at the end at Dec. 31, 2014	$ 102,380	$ 280,468	$ (329,377)	$ 41	53,512
Balance at the end, shares at Dec. 31, 2014	102,379,935
Net loss for the period					(52,212)
Forign currency translation adjustment					(845)
Balance at the end at Mar. 31, 2015					$ 455